Segment information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segment information
34. Segment information
Identification of reportable segments
The Company has identified its operating segments based on the internal reports that are reviewed and used by the chief executive officer and the executive management (the chief operating decision makers or "CODM") in assessing performance and in determining the allocation of resources.
The CODM consider the business from both a geographic and product perspective and assess the performance of the operating segments based on measures of profit and loss as well as assets and liabilities. These measures include earnings from mine operations, expenditures on exploration, property, plant and equipment and non-current assets, as well as total debt. As at December 31, 2021, Eldorado had five reportable segments based on the geographical location of mining and exploration and development activities.
Geographical segments
Geographically, the operating segments are identified by country and by operating mine. The Turkey reporting segment includes the Kişladağ and the Efemçukuru mines and exploration activities in Turkey. The Canada reporting segment includes the Lamaque operations and exploration activities in Canada, including those related to QMX from the date of acquisition. The Greece reporting segment includes the Stratoni and Olympias mines, the Skouries, Perama Hill and Sapes projects and exploration activities in Greece. The Romania reporting segment includes the Certej project and exploration activities in Romania. The Brazil reporting segment included the Tocantinzinho project and exploration activities up until the sale of Tocantinzinho in October 2021. The Brazil segment also included Vila Nova up until the sale of the Vila Nova iron ore mine in September 2020. Other reporting segment includes operations of Eldorado’s corporate offices.
Financial information about each of these operating segments is reported to the CODM on a monthly basis. The mines in each of the different reporting segments share similar economic characteristics and have been aggregated accordingly.
34. Segment information (continued)

As at and for the year ended December 31, 2021	Turkey	Canada	Greece	Romania	Brazil*	Other	Total

Earnings and loss information
Revenue	$486,069	$273,358	$181,487	$—	$—	$—	$940,914
Production costs	189,841	98,987	160,920	—	—	—	449,748
Depreciation and amortization	91,728	60,622	48,608	—	—	—	200,958
Earnings (loss) from mine operations	$204,500	$113,749	$(28,041)	$—	$—	$—	$290,208

Other significant items of income and expense
Impairment (Note 13)	$—	$—	$13,926	$—	$—	$—	$13,926
Write-down (reversal) of assets	3,442	(2)	5,666	—	—	—	9,106
Exploration and evaluation expenses	4,384	7,885	573	3,528	—	1,944	18,314
Income tax expense	93,144	36,622	8,307	1,897	—	—	139,970
Loss from discontinued operations, net of tax attributable to shareholders of the Company	—	—	—	—	146,802	—	146,802

Capital expenditure information
Additions to property, plant and equipment during the year (**)	$136,587	$89,402	$59,965	$—	$—	$6,815	$292,769

Information about assets and liabilities
Property, plant and equipment	$841,000	$704,663	$2,018,440	$423,503	$—	$15,605	$4,003,211
Goodwill	—	92,591	—	—	—	—	92,591
	$841,000	$797,254	$2,018,440	$423,503	$—	$15,605	$4,095,802

Debt, including current portion	$—	$—	$—	$—	$—	$489,763	$489,763

* Discontinued (Note 7)
** Presented on an accrual basis; excludes asset retirement adjustments. Excludes capital expenditure from discontinued operations.
34. Segment information (continued)

As at and for the year ended December 31, 2020	Turkey	Canada	Greece	Romania	Brazil*	Other	Total

Earnings and loss information
Revenue	$588,188	$257,267	$181,230	$—	$—	$—	$1,026,685
Production costs	201,895	78,309	164,979	—	—	—	445,183
Depreciation and amortization	96,469	70,335	51,280	—	—	—	218,084
Earnings (loss) from mine operations	$289,824	$108,623	$(35,029)	$—	$—	$—	$363,418

Other significant items of income and expense
Write-down (reversal) of assets	$209	$—	$40,030	$(1,579)	$—	$—	$38,660
Exploration and evaluation expenses	2,192	2,978	592	4,987	—	1,744	12,493
Income tax expense (recovery)	68,793	28,412	(8,763)	(6,081)	—	—	82,361
Loss from discontinued operations, net of tax attributable to shareholders of the Company	—	—	—	—	6,352	—	6,352

Capital expenditure information
Additions to property, plant and equipment during the year (**)	$88,894	$59,832	$42,638	$6	$—	$7,054	$198,424

Information about assets and liabilities
Property, plant and equipment	$789,186	$596,081	$2,027,612	$414,118	$205,432	$9,770	$4,042,199
Goodwill	—	92,591	—	—	—	—	92,591
	$789,186	$688,672	$2,027,612	$414,118	$205,432	$9,770	$4,134,790

Debt, including current portion	$—	$—	$—	$—	$—	$501,132	$501,132

* Discontinued (Note 7)
** Presented on an accrual basis; excludes asset retirement adjustments. Excludes capital expenditure from discontinued operations.

The Turkey segment derives its revenues from sales of gold and silver. The Greece segment derives its revenue from sales of gold, zinc and lead-silver concentrates. The Canadian segment derives its revenue from sales of gold and silver. For the year ended December 31, 2021, revenue from two customers of the Company’s Turkey segment represents approximately $319,339 (2020 - $368,459) of the Company’s total revenue. For the company's Canadian segment, one customer accounted for 99% of the revenues (2020 - 99%).